Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies [Abstract]
CONTINGENCIES
20.	CONTINGENCIES

The Company is from time to time involved in various legal proceedings related to its business. Management does not believe that adverse decisions in any pending or threatened proceeding or that amounts that may be required to be paid by reason thereof will have a material adverse effect on the Company’s financial condition or results of operations.